Subsequent Events (Details Narrative) - Subsequent Event [Member] - James LeGanke [Member]	Jan. 11, 2021 USD ($) shares
Number of shares exchanged for return of settlement payment | $	$ 50,000
Series A Preferred Stock [Member]
Number of shares exchanged for return of settlement payment, shares	127,500
Common Stock [Member]
Number of shares exchanged for return of settlement payment, shares	1,000,000